INCOME (LOSS) PER COMMON SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INCOME (LOSS) PER COMMON SHARE
Earnings per share
In thousands	June 30,
	2021	2020

Net loss	$(1,871)	$(4,049)
Basic weighted average number of shares outstanding	13,226	8,463
Net loss per share (basic)	$(0.14)	$(0.48)
Diluted weighted average number of shares outstanding	13,226	8,463
Net loss per share (diluted)	$(0.14)	$(0.48)

Dilutive equity instruments (number of equivalent units):
Stock options	-	-
Preferred stock	18,316	-
Convertible debt	1,281	31,228
Warrants	17,869	5,341
Total Dilutive instruments	37,466	36,569

In thousands	December 31,
	2020	2019

Net loss	$(401)	$(1,921)
Basic weighted average number of shares outstanding	10,767	3,302
Net income (loss) per share (basic)	$(0.04)	$(0.58)
Diluted weighted average number of shares outstanding	80,545	3,302
Net income (loss) per share (diluted)	$(0.04)	$(0.58)

Dilutive equity instruments (number of equivalent units):
Stock options	-	-
Preferred stock	-	-
Convertible debt	62,095	39,636
Warrants	7,683	30,208
Total Dilutive instruments	69,778	73,144